Nationwide Destination 2065 Fund Investment Objectives and Goals - Nationwide Destination 2065 Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide Destination 2065 Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide Destination 2065 Fund seeks capital appreciation and income consistent with its current asset allocation.